PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 186.1	$ 227.8
VAT recoverable	11.9	8.1
Prepayments	18.5	14.6
Other current assets	4.8	2.9
Total	$ 221.3	$ 253.4